Inventories - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of current inventories [abstract]
Cost of inventories sales	$ 21,386	$ 17,803	$ 17,137
Impairment losses on inventories	$ 72	$ 70	$ 21